Expense Example (Total Bond Market Trust B, Series NAV, Total Bond Market Trust B, USD $)	12 Months Ended
May 01, 2011
Total Bond Market Trust B | Series NAV, Total Bond Market Trust B
Expense Example:
Year 1	$ 26
Year 3	139
Year 5	264
Year 10	$ 627